STATUTORY RESERVES - Additional Infomration (Detail)				12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Shanghai Zhengtu Information Technology Co Ltd	Dec. 31, 2011 Shanghai Giant Network Technology Co Ltd USD ($)	Dec. 31, 2011 Shanghai Giant Network Technology Co Ltd CNY	Dec. 31, 2011 Shanghai Zhengtu Information Technology Co.Ltd USD ($)	Dec. 31, 2011 Shanghai Zhengtu Information Technology Co.Ltd CNY	Dec. 31, 2011 Shanghai Zhengduo Information Technology Co.Ltd USD ($)	Dec. 31, 2011 Shanghai Zhengduo Information Technology Co.Ltd CNY	Dec. 31, 2011 Shanghai Jujia Network Technology Co.Ltd USD ($)	Dec. 31, 2011 Shanghai Jujia Network Technology Co.Ltd CNY	Dec. 31, 2011 Shanghai Juhuo Network Technology Co.Ltd USD ($)	Dec. 31, 2011 Shanghai Juhuo Network Technology Co.Ltd CNY
Allocation of profit percentage to General Reserve				10.00%
Maximum requirement of the entity's after-tax profits to be allocated to a general reserve fund as a percentage of its registered capital				50.00%
Minimum required percentage of the entity's after-tax profits to allocate to a statutory surplus fund				10.00%
Maximum requirement of the entity's after-tax profits to be allocated to a statutory surplus fund as a percentage of its registered capital				50.00%
Statutory and General Reserve Fund	$ 2,244,367	14,125,819	43,890,273		$ 794,420	5,000,000	$ 942,424	5,931,525	$ 18,008	113,338	$ 397,210	2,500,000	$ 92,305	580,956
Retained earnings appropriated	$ 58,588,502	368,750,172	211,003,295